Stock Option and Restricted Stock Plans (Tables)	12 Months Ended
Dec. 31, 2013
Stock Option and Restricted Stock Plans [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A summary of option activity under the Plan as of December 31, 2013, and changes during the year then ended, is presented below:

Weighted-
Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Shares	Exercise Price	Term (Years)	Intrinsic Value

Outstanding, beginning of year	53,714	$10.34
Granted	—	—
Exercised	—	—
Forfeited or expired	—	—

Outstanding, end of year	53,714	$10.34	1.2	$—

Exercisable, end of year	—	$—	—	$—

Schedule of Nonvested Restricted Stock Units Activity
A summary of the status of the Company’s nonvested restricted shares as of December 31, 2013, and changes during the year then ended, is presented below:

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value

Nonvested, beginning of year	175,000	$8.44
Granted	—	—
Vested	—	—
Forfeited	—	—
Nonvested, end of year	175,000	$8.44